Sale of Vessel (Details) (Montreal (ex Hanjin Montreal), USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Apr. 27, 2012
Montreal (ex Hanjin Montreal)
Sale of Vessel
Net sale proceeds		$ 5.6
Net gain on sale		$ (0.8)
Life of disposed asset	28 years